RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables, net [Abstract]
Value added tax	$ 508,318	$ 133,860
Current income tax assets	486,470	400,949
Other tax credits	41,909	37,461
Employee advances and loans	12,592	6,782
Advances to suppliers	39,288	22,257
Advances to suppliers with related parties (Note 26)	3,166	6,089
Expenses paid in advance	28,207	17,850
Government tax refunds on exports	4,120	1,677
Receivables with related parties (Note 26)	11,387	17,154
Others	37,407	18,683
Receivables, net – Current	$ 1,172,864	$ 662,762